Other non-current assets	12 Months Ended
Dec. 31, 2022
Other non-current assets
Other non-current assets

15. Other non-current assets

Other non-current assets consisted of non-current restricted cash, financial assets held at fair value through profit or loss and other non-current assets.

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Non-current restricted cash	€4,569	€1,425	€1,482
Financial assets held at fair value through profit or loss	—	—	8,951
Other non-current assets	1,209	1,048	910
Total other non-current assets	€5,778	€2,473	€11,343

Restricted cash on December 31, 2022 was composed of bank guarantees on real estate lease obligations for €1.8 million, as well as bid and performance bonds of €2.5 million and bank guarantees on import duties of €0.3 million.

Restricted cash on December 31, 2021 was composed of bank guarantees on real estate lease obligations in Belgium and in the Netherlands for €1.0 million and €0.4 million respectively.

Financial assets held at fair value through profit or loss on December 31, 2020 consisted of equity instruments of both listed and non-listed companies. During 2021 all equity instruments of the listed companies were sold. We have no restrictions on the sale of these equity instruments and the assets are not pledged under any of our liabilities. These instruments are designated as financial assets held at fair value through profit or loss. The fair value of the equity instrument of the listed company was determined by reference to the closing price of such securities on Euronext at each reporting date (classified as level 1 in the fair value hierarchy). The fair value of the equity instrument in the non-listed company which was originally determined mainly by reference to the initial transaction price (classified as level 3 in the fair value hierarchy) has been reduced to nil at December 31, 2021.

Fair value changes on financial assets with fair value through profit or loss are recognized directly in profit or loss, in fair value adjustments and net exchange differences, as part of the financial result.

The table below illustrates these financial assets held at fair value through profit or loss as at December 31, 2022, 2021 and 2020.

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Costs at January 1,	€1,994	€3,910	€4,736
Acquisitions of the year	12	12	1,994
Disposals of the year	—	(1,928)	(2,820)
Costs at December 31,	2,006	1,994	3,910
Fair value adjustment at January 1,	(1,994)	5,042	6,539
Cancellation of fair value adjustment following disposal	—	(2,116)	(3,894)
Fair value adjustment of the year	(12)	(4,920)	2,397
Fair value adjustment at December 31,	(2,006)	(1,994)	5,042
Net book value at December 31,	€—	€—	€8,951